Warrant Liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Other Liabilities Disclosure [Abstract]
Schedule Of Warrant Liability

	Liberty Warrants	PIPE Warrant	Columbia Warrant	$8.63 Warrants	Total Warrants
As of December 31, 2021	$-	$-	$143,237	$-	$143,237
Warrants issued	$30,853	$1,312	$-	$4,872	$37,037
Change in fair value of financial instruments	(15,476)	(360)	(18,635)	(573)	(35,044)
Write-off of deferred costs	-	-	203	-	203
Settlements	-	-	-	(337)	(337)
Reclassification to equity	-	-	(124,805)	-	(124,805)
As of June 30, 2022	$15,377	$952	$-	$3,962	$20,291